                             THE VANTAGEPOINT FUNDS

  Supplement dated September 11, 2006 to the Prospectus dated May 1, 2006, as supplemented
                         May 25, 2006 and May 30, 2006

     This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus.

SHORT-TERM BOND FUND -- INVESTMENT SUBADVISERS:

The following sentence replaces the seventh sentence found in the information on page 4 regarding STW Fixed Income Management Ltd. ("STW"):

John Barclay Rodgers, CFA, Principal, Portfolio Manager and Quantitative Investment Analyst, joined STW in 2002 after seven years as Vice President, Quantitative Research Department at Zurich Scudder Investments.

THE MODEL PORTFOLIO FUNDS AND THE MILESTONE FUNDS

The following replaces the information relating to the portfolio management of the Model Portfolio Funds and Milestone Funds found on pages 31 and 44, respectively:

The Funds are managed by a team from VIA (the "Team"). The Team is responsible for the decisions related to Fund allocation, Fund rebalacing and portfolio optimization. The Team consists of Mr. Wayne Wicker, CFA, Mr. Timothy Sudol, CFA and Mr. Lee Trenum, CFA. Mr. Wicker is the lead member of the Team and, as such, is ultimately responsible for overall portfolio management.

Mr. Wicker, Chief Investment Officer and Senior Vice President, joined the Team and VIA in 2004. Prior to joining VIA, Mr. Wicker was Managing Director and Senior Portfolio Manager at Cadence Capital Management LLC in Boston, Massachusetts. Mr. Wicker joined Cadence Capital Management LLC in 1997. Mr. Sudol, Fund Manager, has served as an analyst on the Team for over five years. Mr. Trenum, Fund Manager, has served as an analyst on the Team since 2001.

                         [End of Prospectus Supplement]

                           (VANTAGEPOINT FUNDS LOGO)

                             THE VANTAGEPOINT FUNDS

 Supplement dated September 11, 2006 to the Statement of Additional Information dated May 1, 2006, as supplemented May 25, 2006, May 30, 2006 and June 30, 2006

     This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the
                      Statement of Additional Information.


ADDITIONAL INFORMATION PERTAINING TO PORTFOLIO MANAGERS OF THE FUNDS

The following should be read in conjunction with the information regarding VIA found on page 53:

David Harkins no longer serves as a portfolio manager to the Vantagepoint Model Portfolio or Vantagepoint Milestone Funds and therefore all references to Mr. Harkins should be deleted.




            [End of Statement of Additional Information Supplement]